Leases - Narrative (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Renewal term (up to) (in years)	6 years
Termination period (in years)	4 years
Operating lease payments, leases not yet commenced	$ 106
Total financing lease liabilities	$ 324
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term (less than) (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term (less than) (in years)	7 years